ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2022

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account B (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2022, the results of their operations for the year then ended, and the changes in their net assets and financial highlights in Note 7 for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 20, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Institutional Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2022

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	342,595.165	$5,479,274	$5,378,744
Invesco V.I. Capital Appreciation Fund-Series I Shares	42,120.660	2,029,915	1,464,535
Invesco V.I. Comstock Fund-Series I Shares	238,537.920	4,212,201	4,851,861
Invesco V.I. Conservative Balanced Fund-Series I Shares	54,152.157	847,232	753,798
Invesco V.I. Core Equity Fund-Series I Shares	123,047.279	3,791,695	3,020,811
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	118,603.753	8,462,914	6,583,694
Invesco V.I. Diversified Dividend Fund-Series I Shares	45,982.148	1,166,653	1,149,094
Invesco V.I. Health Care Fund-Series I Shares	108,984.460	2,961,279	2,740,959
Invesco V.I. High Yield Fund-Series I Shares	146,406.170	763,825	658,828
Invesco V.I. Main Street Fund®-Series I Shares	104,816.315	2,432,932	1,689,639
Invesco V.I. Small Cap Equity Fund-Series I Shares	104,428.719	1,861,474	1,572,697
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	55,622.827	592,872	535,092
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	28,088.447	306,963	267,402
Morningstar Growth ETF Asset Allocation Portfolio-Class II	123,297.005	1,354,507	1,265,027
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	53,480.153	568,781	491,483
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	424,897.266	5,905,656	5,013,788
VP Large Company Value Fund-Class I	121,712.082	1,881,595	2,200,554
VP Mid Cap Value Fund-Class I	247,245.441	4,887,469	5,229,241
VP Ultra® Fund-Class I	236,924.430	4,777,102	4,582,118
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41,733.398	731,916	682,758
Technology Growth Portfolio-Initial Shares	602,340.101	13,798,533	10,583,116
BNY Mellon Stock Index Fund, Inc.-Initial Shares	694,950.143	32,443,473	40,175,068
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	143,607.193	5,380,094	5,992,728
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	199,360.207	7,434,941	6,365,571
Government Money Market Portfolio	1,684,382.030	1,684,382	1,684,382
Growth and Income Portfolio-Initial Shares	101,130.889	2,951,005	2,919,649
Opportunistic Small Cap Portfolio-Initial Shares	105,488.007	4,672,042	4,155,173
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	42,404.043	675,243	714,508
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	79,683.141	576,086	420,727
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	214,600.841	3,072,130	2,600,962
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	104,485.561	1,344,917	1,271,589
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	615,503.711	19,915,138	24,650,924
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	223,899.854	15,161,308	15,578,952
Janus Henderson VIT Forty Portfolio-Institutional Shares	332,831.206	12,933,161	11,279,650
Janus Henderson VIT Global Research Portfolio-Institutional Shares	154,258.036	6,222,742	7,715,987
Janus Henderson VIT Overseas Portfolio-Institutional Shares	223,228.874	6,572,485	8,598,776
Janus Henderson VIT Research Portfolio-Institutional Shares	320,854.437	10,992,653	10,132,583
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	237,518.456	2,536,290	2,007,031
Discovery Portfolio-Class I	211,290.863	2,360,749	671,905
U.S. Real Estate Portfolio-Class I	292,734.475	5,228,103	3,799,693
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	74,961.375	942,268	862,056
PIMCO Total Return Portfolio-Administrative Class	315,134.978	3,426,082	2,829,912
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	47,232.178	495,149	435,481
Timothy Plan Strategic Growth Portfolio Variable Series	46,319.184	477,540	460,413
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	20,215.744	373,294	313,142

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	94,999.199	$55.161888	$5,240,335
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	490.435	46.784723	22,945
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	349.368	59.574157	20,813
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	61.906202	94,651
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.366	28.295676	2,641
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	48,764.874	28.820130	1,405,410
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	29.624768	8,058
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,013.040	30.450023	30,847
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	561.692	31.296096	17,579
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	239.331	25.540569	6,112
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	177,575.037	25.845151	4,589,454
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	3,967.731	26.779579	106,254
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,504.529	27.257697	150,041
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	43,972.010	14.047478	617,696
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	14.439797	5,702
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,548.331	15.254429	130,400
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	129,349.456	23.131993	2,992,111
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	314.552	24.336112	7,655
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	843.177	24.959187	21,045
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	555,594.537	11.546339	6,415,082
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	116.152	11.593393	1,347
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,445.269	11.640541	109,948
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.999	11.687760	57,317
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	47,653.540	23.648650	1,126,942
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	839.429	24.503628	20,569
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	24.941126	1,583
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	84,859.504	31.987472	2,714,440
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	436.033	33.056810	14,414
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	133.979	34.159500	4,577
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	35.296933	7,528
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	30,981.024	19.532085	605,124
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	20.673703	38,365
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	721.257	21.267076	15,339
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	49,709.654	30.409629	1,511,653
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	31.258642	1,340
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,808.536	32.129240	122,365
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	1,643.785	33.022086	54,281
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	53,166.588	28.423582	1,511,186
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	98.648	29.217424	2,882
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	30.031330	14,052
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,444.220	30.865885	44,577
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	33,204.312	14.668183	487,047
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	88.571	15.384441	1,363
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	15.754246	46,682
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	18,889.962	11.667122	220,392
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	12.530946	47,010
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	65,616.831	15.760706	1,034,167
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	13,638.016	16.927666	230,860
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,463.275	13.098784	425,230
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,709.284	14.068626	66,253
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.127	17.922925	738
VP Capital Appreciation Fund-Class I - 1.40% series contract	272,789.596	18.081702	4,932,500
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	18.322532	27,713
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,688.594	18.565969	31,350
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,142.195	18.812024	21,487
VP Large Company Value Fund-Class I - 1.40% series contract	79,924.659	25.775307	2,060,082
VP Large Company Value Fund-Class I - 1.10% series contract	2,485.844	27.232992	67,697
VP Large Company Value Fund-Class I - 0.95% series contract	2,600.048	27.989824	72,775
VP Mid Cap Value Fund-Class I - 1.40% series contract	124,208.649	39.961798	4,963,601
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	42.221756	90,281
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,041.031	43.394699	175,359
VP Ultra® Fund-Class I - 1.50% series contract	97.128	37.268293	3,619
VP Ultra® Fund-Class I - 1.40% series contract	116,829.567	37.958746	4,434,704
VP Ultra® Fund-Class I - 1.10% series contract	2,587.263	40.105311	103,763
VP Ultra® Fund-Class I - 0.95% series contract	971.188	41.219507	40,032

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	27,652.396	$20.999399	$580,683
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	22.024949	43,312
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,605.376	22.554400	58,763
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.414	35.568841	2,576
Technology Growth Portfolio-Initial Shares - 1.40% series contract	290,839.304	36.227969	10,536,517
Technology Growth Portfolio-Initial Shares - 1.10% series contract	142.696	38.276887	5,462
Technology Growth Portfolio-Initial Shares - 0.95% series contract	980.177	39.340455	38,561
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.244	42.528319	139
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	909,194.920	43.634149	39,671,947
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	1,122.316	36.069584	40,481
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	6,448.534	47.123631	303,878
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	3,239.347	48.967711	158,623
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	180,029.978	32.587961	5,866,810
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,007.056	35.194486	70,637
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 0.95% series contract	1,511.589	36.571412	55,281
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	143,157.987	44.082205	6,310,720
Appreciation Portfolio-Initial Shares - 1.25% series contract	107.195	36.806247	3,945
Appreciation Portfolio-Initial Shares - 1.10% series contract	407.986	47.607524	19,423
Appreciation Portfolio-Initial Shares - 0.95% series contract	636.409	49.469834	31,483
Government Money Market Portfolio - 1.40% series contract	1,470,157.133	1.077713	1,584,408
Government Money Market Portfolio - 1.10% series contract	36,484.847	1.157091	42,216
Government Money Market Portfolio - 0.95% series contract	48,248.276	1.197106	57,758
Growth and Income Portfolio-Initial Shares - 1.40% series contract	75,967.070	38.259607	2,906,470
Growth and Income Portfolio-Initial Shares - 1.10% series contract	266.866	41.319510	11,027
Growth and Income Portfolio-Initial Shares - 0.95% series contract	50.114	42.936272	2,152
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	142.581	27.547032	3,928
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	146,604.048	28.262716	4,143,429
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	61.215	27.520672	1,685
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	100.686	30.523673	3,073
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	31.718663	3,058
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	26,639.367	21.235450	565,699
Calamos® Growth and Income Portfolio - 0.95% series contract	6,524.557	22.807575	148,809
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	21,107.330	18.076030	381,537
Davis Value Portfolio - 1.25% series contract	42.904	18.512727	794
Davis Value Portfolio - 1.10% series contract	1,264.031	18.958842	23,965
Davis Value Portfolio - 0.95% series contract	743.326	19.414610	14,431
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	69,406.977	36.717468	2,548,448
DWS Small Cap Index VIP-Class A - 1.10% series contract	265.110	39.443652	10,457
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,028.830	40.878226	42,057
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	118,017.067	9.359527	1,104,584
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	31.291	9.585664	300
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	9.816722	62,658
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,350.112	10.052747	104,047
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	451,324.161	53.932573	24,341,073
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	14.120	43.742316	618
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	1,815.315	58.245431	105,734
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	3,362.278	60.524087	203,499
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	212,217.390	71.887489	15,255,775
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	43.911	58.368995	2,563
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,243.155	77.638163	251,793
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	853.061	80.675308	68,821
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	282.021	41.766629	11,780
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	258,935.002	42.779086	11,077,003
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	987.999	44.340148	43,808
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	655.671	45.955082	30,131
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	47.626588	116,928

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2022

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	271,089.366	$28.251596	$7,658,708
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	30.511525	56,856
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	31.705077	423
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	239,679.108	34.471528	8,262,105
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	744.929	28.740339	21,409
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,755.881	37.229054	177,057
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	3,572.491	38.685845	138,205
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.001	37.245869	3,426
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	262,220.433	38.213967	10,020,483
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,629.155	41.270527	108,507
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	42.886020	167
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	100,700.173	18.793689	1,892,527
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	17.326	18.162082	315
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,875.205	20.296627	78,654
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	1,684.843	21.090930	35,535
Discovery Portfolio-Class I - 1.50% series contract	71.743	21.611129	1,551
Discovery Portfolio-Class I - 1.40% series contract	29,853.198	21.957811	655,511
Discovery Portfolio-Class I - 1.10% series contract	44.090	23.030422	1,015
Discovery Portfolio-Class I - 0.95% series contract	586.334	23.584158	13,828
U.S. Real Estate Portfolio-Class I - 1.40% series contract	85,776.304	42.805228	3,671,674
U.S. Real Estate Portfolio-Class I - 1.25% series contract	61.983	42.028260	2,605
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,840.906	46.229067	85,103
U.S. Real Estate Portfolio-Class I - 0.95% series contract	839.139	48.038442	40,311
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	54,743.356	14.181160	776,325
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	974.500	14.983114	14,601
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	4,619.022	15.399470	71,130
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	164,438.306	14.548337	2,392,304
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	62.902	14.954545	941
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,416.330	15.371070	206,223
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	14,586.774	15.798160	230,444
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	28,045.912	15.527423	435,481
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	28,792.420	15.990763	460,413
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	27,675.996	10.889807	301,386
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	11.025674	11,756

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$40,581	$76,872	$(36,291)	$(25,452)	$989,913	$(1,187,172)	$(222,711)	$(259,002)
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	23,618	(23,618)	36,550	586,056	(1,295,913)	(673,307)	(696,925)
Invesco V.I. Comstock Fund-Series I Shares	83,455	72,697	10,759	179,940	159,071	(371,429)	(32,418)	(21,659)
Invesco V.I. Conservative Balanced Fund-Series I Shares	11,114	11,508	(393)	20,753	60,564	(264,959)	(183,642)	(184,035)
Invesco V.I. Core Equity Fund-Series I Shares	31,549	48,979	(17,431)	(95,938)	536,157	(1,340,050)	(899,831)	(917,262)
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	106,368	(106,368)	139,572	2,025,900	(5,423,624)	(3,258,152)	(3,364,520)
Invesco V.I. Diversified Dividend Fund-Series I Shares	21,982	16,001	5,981	33,199	144,216	(211,301)	(33,886)	(27,905)
Invesco V.I. Health Care Fund-Series I Shares	0	39,191	(39,191)	12,649	381,763	(843,342)	(448,930)	(488,121)
Invesco V.I. High Yield Fund-Series I Shares	31,151	10,063	21,088	(21,761)	0	(91,740)	(113,501)	(92,413)
Invesco V.I. Main Street Fund®-Series I Shares	27,010	26,244	765	25,375	696,178	(1,214,252)	(492,699)	(491,934)
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	24,716	(24,716)	21,318	303,695	(787,198)	(462,185)	(486,901)
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	11,823	9,743	2,081	(16,185)	32,195	(130,545)	(114,535)	(112,454)
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	4,066	3,800	267	(2,082)	9,417	(49,719)	(42,384)	(42,117)
Morningstar Growth ETF Asset Allocation Portfolio-Class II	20,993	19,375	1,618	8,073	52,726	(315,873)	(255,074)	(253,456)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	8,940	6,911	2,028	(2,840)	22,428	(100,013)	(80,425)	(78,397)
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	80,467	(80,467)	(180,491)	829,395	(2,816,127)	(2,167,223)	(2,247,690)
VP Large Company Value Fund-Class I	48,039	31,312	16,727	112,303	127,964	(292,103)	(51,836)	(35,109)
VP Mid Cap Value Fund-Class I	124,820	76,913	47,907	137,018	779,014	(1,104,743)	(188,711)	(140,804)
VP Ultra® Fund-Class I	0	76,817	(76,817)	225,164	596,830	(3,154,410)	(2,332,416)	(2,409,233)
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	3,483	10,397	(6,914)	(18,702)	192,078	(304,113)	(130,737)	(137,651)
Technology Growth Portfolio-Initial Shares	0	196,174	(196,174)	484,829	1,400,914	(11,686,367)	(9,800,624)	(9,996,798)
BNY Mellon Stock Index Fund, Inc.-Initial Shares	595,075	626,675	(31,601)	2,510,977	3,872,675	(16,612,930)	(10,229,278)	(10,260,879)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	37,329	96,911	(59,581)	78,189	511,259	(2,571,195)	(1,981,747)	(2,041,328)
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	48,176	102,718	(54,542)	(203,794)	2,243,258	(3,752,024)	(1,712,560)	(1,767,102)
Government Money Market Portfolio	21,174	24,601	(3,427)	0	0	0	0	(3,427)
Growth and Income Portfolio-Initial Shares	25,012	45,024	(20,011)	42,309	638,605	(1,272,186)	(591,272)	(611,283)
Opportunistic Small Cap Portfolio-Initial Shares	0	64,409	(64,409)	(5,333)	943,856	(1,816,812)	(878,289)	(942,698)
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	5,519	10,705	(5,186)	25,327	72,459	(286,331)	(188,545)	(193,731)
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	5,879	6,790	(911)	(26,137)	103,471	(206,090)	(128,756)	(129,667)
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	28,337	42,423	(14,086)	(73,304)	533,038	(1,270,886)	(811,152)	(825,238)
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	45,822	20,072	25,750	(77,082)	0	(97,489)	(174,571)	(148,821)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	333,371	386,485	(53,114)	1,503,414	864,393	(8,035,515)	(5,667,708)	(5,720,822)
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	33,961	237,269	(203,308)	745,486	2,746,986	(6,743,060)	(3,250,588)	(3,453,896)
Janus Henderson VIT Forty Portfolio-Institutional Shares	24,896	189,482	(164,585)	336,504	2,050,154	(8,640,604)	(6,253,946)	(6,418,531)
Janus Henderson VIT Global Research Portfolio-Institutional Shares	87,996	119,350	(31,353)	489,949	937,113	(3,511,584)	(2,084,522)	(2,115,875)
Janus Henderson VIT Overseas Portfolio-Institutional Shares	156,212	125,845	30,367	(5,078)	0	(1,096,688)	(1,101,766)	(1,071,399)
Janus Henderson VIT Research Portfolio-Institutional Shares	18,315	164,578	(146,263)	236,246	2,081,584	(6,911,360)	(4,593,530)	(4,739,793)
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	96,760	33,620	63,140	(104,403)	43,203	(438,010)	(499,210)	(436,070)
Discovery Portfolio-Class I	0	14,638	(14,638)	(359,630)	462,723	(1,323,662)	(1,220,569)	(1,235,207)
U.S. Real Estate Portfolio-Class I	54,875	62,424	(7,549)	118,795	960,202	(2,580,484)	(1,501,487)	(1,509,036)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	72,563	14,041	58,522	12,824	0	(218,073)	(205,249)	(146,727)
PIMCO Total Return Portfolio-Administrative Class	88,506	46,290	42,216	(140,306)	0	(509,185)	(649,491)	(607,275)
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	3,879	6,666	(2,786)	2,607	59,425	(134,176)	(72,144)	(74,930)
Timothy Plan Strategic Growth Portfolio Variable Series	5,057	7,217	(2,160)	12,378	56,143	(150,462)	(81,941)	(84,101)
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	11,855	4,811	7,044	4,654	42,120	(131,603)	(84,829)	(77,785)

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(36,291)	$(25,452)	$989,913	$(1,187,172)	$(259,002)	$68,663	$609,685	$(110,428)	$(651,450)	$(910,452)	$6,289,196	$5,378,744
Invesco V.I. Capital Appreciation Fund-Series I Shares	(23,618)	36,550	586,056	(1,295,913)	(696,925)	29,765	162,630	14,042	(118,823)	(815,748)	2,280,283	1,464,535
Invesco V.I. Comstock Fund-Series I Shares	10,759	179,940	159,071	(371,429)	(21,659)	39,216	724,282	169,084	(515,982)	(537,641)	5,389,502	4,851,861
Invesco V.I. Conservative Balanced Fund-Series I Shares	(393)	20,753	60,564	(264,959)	(184,035)	8,275	129,003	(13,922)	(134,650)	(318,685)	1,072,483	753,798
Invesco V.I. Core Equity Fund-Series I Shares	(17,431)	(95,938)	536,157	(1,340,050)	(917,262)	25,110	336,007	(53,286)	(364,183)	(1,281,445)	4,302,256	3,020,811
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(106,368)	139,572	2,025,900	(5,423,624)	(3,364,520)	76,821	854,866	(46,410)	(824,455)	(4,188,975)	10,772,669	6,583,694
Invesco V.I. Diversified Dividend Fund-Series I Shares	5,981	33,199	144,216	(211,301)	(27,905)	19,507	207,445	112,122	(75,816)	(103,721)	1,252,815	1,149,094
Invesco V.I. Health Care Fund-Series I Shares	(39,191)	12,649	381,763	(843,342)	(488,121)	56,354	173,507	(5,397)	(122,549)	(610,670)	3,351,629	2,740,959
Invesco V.I. High Yield Fund-Series I Shares	21,088	(21,761)	0	(91,740)	(92,413)	15,007	130,023	(100,416)	(215,432)	(307,845)	966,673	658,828
Invesco V.I. Main Street Fund®-Series I Shares	765	25,375	696,178	(1,214,252)	(491,934)	18,760	142,525	(1,701)	(125,466)	(617,400)	2,307,039	1,689,639
Invesco V.I. Small Cap Equity Fund-Series I Shares	(24,716)	21,318	303,695	(787,198)	(486,901)	19,902	229,932	(13,284)	(223,313)	(710,214)	2,282,911	1,572,697
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	2,081	(16,185)	32,195	(130,545)	(112,454)	22,710	38,944	(170,149)	(186,384)	(298,838)	833,930	535,092
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	267	(2,082)	9,417	(49,719)	(42,117)	6,372	27,593	(6,858)	(28,079)	(70,196)	337,598	267,402
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,618	8,073	52,726	(315,873)	(253,456)	30,238	304,995	(18,177)	(292,933)	(546,389)	1,811,416	1,265,027
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	2,028	(2,840)	22,428	(100,013)	(78,397)	9,943	16,114	(257)	(6,428)	(84,825)	576,308	491,483
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(80,467)	(180,491)	829,395	(2,816,127)	(2,247,690)	76,363	587,947	(33,586)	(545,171)	(2,792,861)	7,806,649	5,013,788
VP Large Company Value Fund-Class I	16,727	112,303	127,964	(292,103)	(35,109)	36,471	390,895	28,770	(325,654)	(360,763)	2,561,317	2,200,554
VP Mid Cap Value Fund-Class I	47,907	137,018	779,014	(1,104,743)	(140,804)	51,660	833,974	(11,450)	(793,764)	(934,568)	6,163,809	5,229,241
VP Ultra® Fund-Class I	(76,817)	225,164	596,830	(3,154,410)	(2,409,233)	53,408	536,475	57,651	(425,417)	(2,834,650)	7,416,768	4,582,118
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(6,914)	(18,702)	192,078	(304,113)	(137,651)	14,694	118,964	(12,571)	(116,841)	(254,492)	937,250	682,758
Technology Growth Portfolio-Initial Shares	(196,174)	484,829	1,400,914	(11,686,367)	(9,996,798)	109,958	1,262,566	(59,378)	(1,211,986)	(11,208,784)	21,791,900	10,583,116
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(31,601)	2,510,977	3,872,675	(16,612,930)	(10,260,879)	383,013	3,618,994	(25,354)	(3,261,336)	(13,522,215)	53,697,283	40,175,068
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(59,581)	78,189	511,259	(2,571,195)	(2,041,328)	35,354	713,468	(58,945)	(737,059)	(2,778,387)	8,771,115	5,992,728
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(54,542)	(203,794)	2,243,258	(3,752,024)	(1,767,102)	74,508	1,246,148	(80,009)	(1,251,650)	(3,018,752)	9,384,323	6,365,571
Government Money Market Portfolio	(3,427)	0	0	0	(3,427)	17,849	269,205	(70,964)	(322,320)	(325,747)	2,010,129	1,684,382
Growth and Income Portfolio-Initial Shares	(20,011)	42,309	638,605	(1,272,186)	(611,283)	16,782	421,139	(65,246)	(469,604)	(1,080,887)	4,000,536	2,919,649
Opportunistic Small Cap Portfolio-Initial Shares	(64,409)	(5,333)	943,856	(1,816,812)	(942,698)	45,820	334,681	(46,473)	(335,333)	(1,278,031)	5,433,204	4,155,173
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(5,186)	25,327	72,459	(286,331)	(193,731)	13,566	50,363	(54,254)	(91,052)	(284,783)	999,291	714,508
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(911)	(26,137)	103,471	(206,090)	(129,667)	17,033	123,613	10,813	(95,767)	(225,434)	646,161	420,727
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(14,086)	(73,304)	533,038	(1,270,886)	(825,238)	49,661	300,507	(247,429)	(498,275)	(1,323,513)	3,924,475	2,600,962
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	25,750	(77,082)	0	(97,489)	(148,821)	31,741	312,445	9,872	(270,832)	(419,653)	1,691,242	1,271,589
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(53,114)	1,503,414	864,393	(8,035,515)	(5,720,822)	258,132	3,728,615	54,413	(3,416,070)	(9,136,892)	33,787,816	24,650,924
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(203,308)	745,486	2,746,986	(6,743,060)	(3,453,896)	127,610	1,237,534	(210,318)	(1,320,242)	(4,774,138)	20,353,090	15,578,952
Janus Henderson VIT Forty Portfolio-Institutional Shares	(164,585)	336,504	2,050,154	(8,640,604)	(6,418,531)	84,428	1,363,515	(325,846)	(1,604,932)	(8,023,463)	19,303,113	11,279,650
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(31,353)	489,949	937,113	(3,511,584)	(2,115,875)	95,720	867,912	(5,826)	(778,019)	(2,893,894)	10,609,881	7,715,987
Janus Henderson VIT Overseas Portfolio-Institutional Shares	30,367	(5,078)	0	(1,096,688)	(1,071,399)	151,272	962,978	(380,107)	(1,191,814)	(2,263,213)	10,861,989	8,598,776
Janus Henderson VIT Research Portfolio-Institutional Shares	(146,263)	236,246	2,081,584	(6,911,360)	(4,739,793)	77,155	924,669	(37,694)	(885,208)	(5,625,001)	15,757,584	10,132,583
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	63,140	(104,403)	43,203	(438,010)	(436,070)	39,741	510,469	7,571	(463,159)	(899,229)	2,906,260	2,007,031
Discovery Portfolio-Class I	(14,638)	(359,630)	462,723	(1,323,662)	(1,235,207)	18,718	46,152	(70,432)	(97,865)	(1,333,072)	2,004,977	671,905
U.S. Real Estate Portfolio-Class I	(7,549)	118,795	960,202	(2,580,484)	(1,509,036)	61,264	350,770	(80,681)	(370,187)	(1,879,223)	5,678,916	3,799,693
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	58,522	12,824	0	(218,073)	(146,727)	23,059	235,150	(71,310)	(283,401)	(430,128)	1,292,184	862,056
PIMCO Total Return Portfolio-Administrative Class	42,216	(140,306)	0	(509,185)	(607,275)	57,499	779,505	356,289	(365,718)	(972,993)	3,802,905	2,829,912
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(2,786)	2,607	59,425	(134,176)	(74,930)	7,426	41,609	(13,441)	(47,624)	(122,554)	558,035	435,481
Timothy Plan Strategic Growth Portfolio Variable Series	(2,160)	12,378	56,143	(150,462)	(84,101)	4,067	85,068	127	(80,874)	(164,975)	625,388	460,413
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	7,044	4,654	42,120	(131,603)	(77,785)	7,283	31,652	(21,010)	(45,380)	(123,165)	436,307	313,142

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(59,742)	$162,793	$0	$1,292,543	$1,395,594	$76,460	$718,077	$(32,875)	$(674,492)	$721,102	$5,568,094	$6,289,196
Invesco V.I. Capital Appreciation Fund-Series I Shares	(30,279)	61,070	116,464	258,798	406,053	32,359	221,109	2,045	(186,705)	219,348	2,060,935	2,280,283
Invesco V.I. Comstock Fund-Series I Shares	20,623	34,436	0	1,329,076	1,384,135	53,307	856,348	(71,022)	(874,062)	510,073	4,879,429	5,389,502
Invesco V.I. Conservative Balanced Fund-Series I Shares	1,721	36,520	55,320	626	94,187	14,160	106,175	5,077	(86,938)	7,249	1,065,234	1,072,483
Invesco V.I. Core Equity Fund-Series I Shares	(30,184)	91,353	90,805	772,821	924,795	32,158	522,619	5,240	(485,221)	439,574	3,862,682	4,302,256
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(148,594)	548,499	1,115,107	181,293	1,696,305	102,898	1,187,390	(188,036)	(1,272,529)	423,776	10,348,893	10,772,669
Invesco V.I. Diversified Dividend Fund-Series I Shares	8,990	23,743	4,813	163,741	201,287	20,712	225,677	(39,157)	(244,122)	(42,835)	1,295,650	1,252,815
Invesco V.I. Health Care Fund-Series I Shares	(38,984)	88,109	347,034	(66,383)	329,776	113,036	399,999	173,208	(113,755)	216,021	3,135,608	3,351,629
Invesco V.I. High Yield Fund-Series I Shares	33,299	2,118	0	(6,557)	28,860	18,625	113,619	(7,723)	(102,717)	(73,857)	1,040,530	966,673
Invesco V.I. Main Street Fund®-Series I Shares	(16,266)	77,328	128,202	342,999	532,263	26,133	499,103	(11,229)	(484,198)	48,065	2,258,974	2,307,039
Invesco V.I. Small Cap Equity Fund-Series I Shares	(29,224)	105,494	127,069	203,319	406,658	30,056	362,220	19,445	(312,719)	93,939	2,188,972	2,282,911
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	(966)	3,412	31,742	42,043	76,231	28,530	151,849	158	(123,161)	(46,930)	880,860	833,930
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	38	974	8,974	(6,722)	3,264	16,912	53,028	1,322	(34,794)	(31,530)	369,128	337,598
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(7,210)	143,543	62,246	87,609	286,188	53,965	640,003	(115,534)	(701,572)	(415,384)	2,226,800	1,811,416
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	165	(1,072)	17,491	12,078	28,662	13,592	60,222	(251)	(46,882)	(18,220)	594,528	576,308
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(112,086)	241,726	958,322	(352,590)	735,372	78,896	843,796	(85,930)	(850,831)	(115,459)	7,922,108	7,806,649
VP Large Company Value Fund-Class I	1,344	133,914	0	316,702	451,960	41,463	409,652	170,193	(197,997)	253,963	2,307,354	2,561,317
VP Mid Cap Value Fund-Class I	(14,659)	199,733	0	978,124	1,163,198	62,575	715,893	56,620	(596,698)	566,500	5,597,309	6,163,809
VP Ultra® Fund-Class I	(97,830)	524,288	467,678	466,063	1,360,199	79,809	908,092	(27,839)	(856,122)	504,077	6,912,691	7,416,768
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(9,095)	33,828	6,281	177,195	208,209	16,842	217,870	(14,386)	(215,414)	(7,205)	944,455	937,250
Technology Growth Portfolio-Initial Shares	(312,335)	1,884,247	2,856,060	(2,042,145)	2,385,827	151,133	1,969,034	(358,466)	(2,176,367)	209,460	21,582,440	21,791,900
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(139,679)	4,904,148	2,263,533	4,992,746	12,020,748	463,046	5,953,017	(726,119)	(6,216,089)	5,804,659	47,892,624	53,697,283
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(52,197)	358,162	185,150	1,349,112	1,840,227	46,809	790,771	167,498	(576,464)	1,263,763	7,507,352	8,771,115
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(86,305)	67,136	844,800	1,195,741	2,021,372	108,583	1,110,869	(91,066)	(1,093,352)	928,020	8,456,303	9,384,323
Government Money Market Portfolio	(28,175)	0	0	0	(28,175)	25,986	488,845	26,803	(436,056)	(464,231)	2,474,360	2,010,129
Growth and Income Portfolio-Initial Shares	(35,824)	99,840	248,768	494,445	807,229	19,387	344,533	(25,962)	(351,108)	456,121	3,544,415	4,000,536
Opportunistic Small Cap Portfolio-Initial Shares	(73,588)	306,321	0	552,452	785,185	56,765	783,627	(71,062)	(797,924)	(12,739)	5,445,943	5,433,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(9,831)	105,890	79,742	9,080	184,881	13,378	296,774	(55,296)	(338,692)	(153,811)	1,153,102	999,291
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(6,116)	22,276	105,564	(8,958)	112,766	15,765	231,876	(14,929)	(231,040)	(118,274)	764,435	646,161
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(23,725)	162,554	232,462	116,931	488,222	61,285	550,843	154,767	(334,791)	153,431	3,771,044	3,924,475
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	8,798	1,493	0	35,916	46,207	37,031	141,289	125,695	21,438	67,645	1,623,597	1,691,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(171,480)	2,459,734	267,981	2,340,374	4,896,609	286,961	4,990,899	(20,947)	(4,724,885)	171,724	33,616,092	33,787,816
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(220,058)	1,778,527	1,705,172	(411,494)	2,852,147	148,231	2,231,528	(59,202)	(2,142,499)	709,648	19,643,442	20,353,090
Janus Henderson VIT Forty Portfolio-Institutional Shares	(260,120)	769,202	2,157,898	835,681	3,502,661	105,179	1,576,855	(180,002)	(1,651,678)	1,850,983	17,452,130	19,303,113
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(93,152)	735,097	490,746	446,933	1,579,624	114,921	1,102,053	(33,900)	(1,021,032)	558,592	10,051,289	10,609,881
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(28,477)	65,131	0	1,211,537	1,248,191	187,723	1,350,373	(20,633)	(1,183,284)	64,907	10,797,082	10,861,989
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,339)	1,394,026	794,386	691,532	2,675,605	100,657	2,190,594	(183,727)	(2,273,664)	401,941	15,355,643	15,757,584
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	83,302	51,364	212,200	(403,843)	(56,977)	52,851	775,116	145,848	(576,420)	(633,397)	3,539,657	2,906,260
Discovery Portfolio-Class I	(36,699)	579,002	866,184	(1,690,262)	(281,775)	31,580	798,854	(51,991)	(819,265)	(1,101,040)	3,106,017	2,004,977
U.S. Real Estate Portfolio-Class I	34,029	201,127	0	1,378,574	1,613,730	84,548	584,891	43,097	(457,246)	1,156,484	4,522,432	5,678,916
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	47,868	32,939	0	(26,570)	54,237	36,423	191,790	(30,201)	(185,568)	(131,331)	1,423,515	1,292,184
PIMCO Total Return Portfolio-Administrative Class	19,181	(1,703)	176,204	(303,511)	(109,829)	91,879	821,096	115,795	(613,421)	(723,250)	4,526,155	3,802,905
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(4,085)	4,950	3,420	33,788	38,073	8,950	107,428	(305)	(98,784)	(60,711)	618,746	558,035
Timothy Plan Strategic Growth Portfolio Variable Series	(4,095)	16,199	5,063	51,944	69,111	7,330	153,924	66	(146,528)	(77,417)	702,805	625,388
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(1,333)	27,030	25,969	(3,202)	48,464	9,118	133,219	(5,491)	(129,592)	(81,128)	517,435	436,307

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(1) ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2022 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1) ORGANIZATION – Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Conservative Balanced Fund was renamed Invesco V.I. Conservative Balanced Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2022:

1.50% Series Contracts	$653
1.40% Series Contracts	3,348,751
1.25% Series Contracts	10,076
1.10% Series Contracts	29,310
0.95% Series Contracts	32,419

$3,421,209

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $98,586 for the year ended December 31, 2022.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(4) OTHER – Continued

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2022, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$1,071,029	$768,857
Invesco V.I. Capital Appreciation Fund-Series I Shares	640,186	196,571
Invesco V.I. Comstock Fund-Series I Shares	641,601	987,753
Invesco V.I. Conservative Balanced Fund-Series I Shares	78,521	153,000
Invesco V.I. Core Equity Fund-Series I Shares	576,363	421,820
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	2,157,379	1,062,302
Invesco V.I. Diversified Dividend Fund-Series I Shares	381,614	307,233
Invesco V.I. Health Care Fund-Series I Shares	427,016	206,993
Invesco V.I. High Yield Fund-Series I Shares	60,946	255,290
Invesco V.I. Main Street Fund®-Series I Shares	838,319	266,842
Invesco V.I. Small Cap Equity Fund-Series I Shares	361,458	305,792
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	61,531	213,639
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	24,770	43,165
Morningstar Growth ETF Asset Allocation Portfolio-Class II	95,229	333,818
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	40,562	22,534
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	901,163	697,406
VP Large Company Value Fund-Class I	323,455	504,418
VP Mid Cap Value Fund-Class I	998,454	965,297
VP Ultra® Fund-Class I	786,852	692,256
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	230,277	161,954
Technology Growth Portfolio-Initial Shares	1,515,762	1,523,008
BNY Mellon Stock Index Fund, Inc.-Initial Shares	5,173,390	4,593,652
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	554,464	839,845
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	2,337,490	1,400,424
Government Money Market Portfolio	308,557	634,304
Growth and Income Portfolio-Initial Shares	685,382	536,392
Opportunistic Small Cap Portfolio-Initial Shares	968,411	424,297
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	93,627	117,406
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	136,905	130,112
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	606,984	586,307
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	165,168	410,250
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,412,995	4,017,786
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	2,955,351	1,731,915
Janus Henderson VIT Forty Portfolio-Institutional Shares	2,175,792	1,895,155
Janus Henderson VIT Global Research Portfolio-Institutional Shares	1,070,075	942,334
Janus Henderson VIT Overseas Portfolio-Institutional Shares	221,600	1,383,047
Janus Henderson VIT Research Portfolio-Institutional Shares	2,117,659	1,067,546
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	268,122	624,938
Discovery Portfolio-Class I	559,861	209,641
U.S. Real Estate Portfolio-Class I	1,122,023	539,557
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	94,830	319,709
PIMCO Total Return Portfolio-Administrative Class	521,844	845,346
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	68,707	59,692
Timothy Plan Strategic Growth Portfolio Variable Series	64,186	91,077
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	60,552	56,768

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares – 1.40% series contract	106,162.016	1,292.466	12,455.283	94,999.199
Invesco V.I. American Value Fund-Series I Shares – 1.25% series contract	1,361.458	0.000	871.023	490.435
Invesco V.I. American Value Fund-Series I Shares – 1.10% series contract	427.081	0.000	77.713	349.368
Invesco V.I. American Value Fund-Series I Shares – 0.95% series contract	1,528.936	0.000	0.000	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.50% series contract	93.549	0.000	0.183	93.366
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.40% series contract	50,960.537	2,017.051	4,212.714	48,764.874
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.25% series contract	271.989	0.000	-0.000	271.989
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.10% series contract	1,007.344	5.696	-0.000	1,013.040
Invesco V.I. Capital Appreciation Fund-Series I Shares – 0.95% series contract	1,486.082	4.162	928.552	561.692
Invesco V.I. Comstock Fund-Series I Shares – 1.50% series contract	254.217	0.000	14.886	239.331
Invesco V.I. Comstock Fund-Series I Shares – 1.40% series contract	197,394.975	16,241.076	36,061.014	177,575.037
Invesco V.I. Comstock Fund-Series I Shares – 1.25% series contract	237.508	0.000	237.508	0.000
Invesco V.I. Comstock Fund-Series I Shares – 1.10% series contract	4,069.666	0.000	101.935	3,967.731
Invesco V.I. Comstock Fund-Series I Shares – 0.95% series contract	5,558.705	233.397	287.573	5,504.529
Invesco V.I. Conservative Balanced Fund-Series I Shares – 1.40% series contract	52,935.750	601.235	9,564.975	43,972.010
Invesco V.I. Conservative Balanced Fund-Series I Shares – 1.25% series contract	394.900	0.000	-0.000	394.900
Invesco V.I. Conservative Balanced Fund-Series I Shares – 0.95% series contract	8,557.395	0.000	9.064	8,548.331
Invesco V.I. Core Equity Fund-Series I Shares – 1.40% series contract	143,629.601	904.849	15,184.994	129,349.456
Invesco V.I. Core Equity Fund-Series I Shares – 1.10% series contract	559.564	0.000	245.012	314.552
Invesco V.I. Core Equity Fund-Series I Shares – 0.95% series contract	1,388.273	13.212	558.308	843.177
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 1.40% series contract	615,718.361	12,304.755	72,428.579	555,594.537
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 1.25% series contract	3,304.943	0.000	3,188.791	116.152
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 1.10% series contract	9,304.385	251.464	110.580	9,445.269
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 0.95% series contract	6,487.200	27.855	1,611.056	4,903.999
Invesco V.I. Diversified Dividend Fund-Series I Shares – 1.40% series contract	48,044.059	9,499.945	9,890.464	47,653.540
Invesco V.I. Diversified Dividend Fund-Series I Shares – 1.25% series contract	2,346.757	0.000	2,346.757	0.000
Invesco V.I. Diversified Dividend Fund-Series I Shares – 1.10% series contract	835.414	4.015	0.000	839.429
Invesco V.I. Diversified Dividend Fund-Series I Shares – 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares – 1.40% series contract	88,489.271	1,930.992	5,560.759	84,859.504
Invesco V.I. Health Care Fund-Series I Shares – 1.25% series contract	669.105	0.000	233.072	436.033
Invesco V.I. Health Care Fund-Series I Shares – 1.10% series contract	134.846	0.000	0.867	133.979
Invesco V.I. Health Care Fund-Series I Shares – 0.95% series contract	213.267	0.000	0.000	213.267
Invesco V.I. High Yield Fund-Series I Shares – 1.40% series contract	39,213.603	1,825.171	10,057.750	30,981.024
Invesco V.I. High Yield Fund-Series I Shares – 1.25% series contract	1,975.815	0.000	1,975.815	0.000
Invesco V.I. High Yield Fund-Series I Shares – 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares – 0.95% series contract	863.343	3.211	145.297	721.257
Invesco V.I. Main Street Fund®-Series I Shares – 1.40% series contract	53,120.598	3,655.384	7,066.328	49,709.654
Invesco V.I. Main Street Fund®-Series I Shares – 1.25% series contract	42.880	0.000	0.000	42.880
Invesco V.I. Main Street Fund®-Series I Shares – 1.10% series contract	3,778.651	46.694	16.809	3,808.536
Invesco V.I. Main Street Fund®-Series I Shares – 0.95% series contract	2,404.774	2.193	763.182	1,643.785
Invesco V.I. Small Cap Equity Fund-Series I Shares – 1.40% series contract	59,655.918	2,309.810	8,799.140	53,166.588
Invesco V.I. Small Cap Equity Fund-Series I Shares – 1.25% series contract	1,135.480	0.000	1,036.832	98.648
Invesco V.I. Small Cap Equity Fund-Series I Shares – 1.10% series contract	467.918	0.000	0.000	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares – 0.95% series contract	1,517.194	0.000	72.974	1,444.220
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 1.40% series contract	44,217.593	1,426.594	12,439.875	33,204.312
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 1.25% series contract	1,325.323	0.000	1,325.323	0.000
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 1.10% series contract	90.444	0.000	1.873	88.571
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 0.95% series contract	2,963.135	0.000	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II – 1.40% series contract	19,635.964	941.456	1,687.458	18,889.962
Morningstar Conservative ETF Asset Allocation Portfolio-Class II – 1.25% series contract	1,478.901	0.000	1,478.901	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II – 0.95% series contract	3,751.549	0.000	0.000	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II – 1.40% series contract	80,493.714	1,703.339	16,580.222	65,616.831
Morningstar Growth ETF Asset Allocation Portfolio-Class II – 0.95% series contract	16,661.576	0.000	3,023.560	13,638.016
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II – 1.40% series contract	32,684.967	696.129	917.821	32,463.275
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II – 0.95% series contract	4,917.109	0.000	207.825	4,709.284
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I – 1.50% series contract	41.724	0.000	0.597	41.127
VP Capital Appreciation Fund-Class I – 1.40% series contract	300,867.994	5,449.071	33,527.469	272,789.596
VP Capital Appreciation Fund-Class I – 1.25% series contract	1,512.514	0.000	-0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,692.812	0.000	4.218	1,688.594
VP Capital Appreciation Fund-Class I – 0.95% series contract	1,798.150	0.000	655.955	1,142.195
VP Large Company Value Fund-Class I – 1.40% series contract	85,412.131	6,686.564	12,174.036	79,924.659
VP Large Company Value Fund-Class I – 1.25% series contract	4,830.305	0.000	4,830.305	0.000
VP Large Company Value Fund-Class I – 1.10% series contract	2,558.924	0.000	73.080	2,485.844
VP Large Company Value Fund-Class I – 0.95% series contract	4,312.980	6.136	1,719.068	2,600.048
VP Mid Cap Value Fund-Class I – 1.40% series contract	138,182.821	3,070.065	17,044.237	124,208.649
VP Mid Cap Value Fund-Class I – 1.25% series contract	5,243.037	0.000	5,243.037	0.000
VP Mid Cap Value Fund-Class I – 1.10% series contract	2,138.254	0.000	0.000	2,138.254
VP Mid Cap Value Fund-Class I – 0.95% series contract	4,123.457	5.579	88.005	4,041.031
VP Ultra® Fund-Class I – 1.50% series contract	97.673	0.000	0.545	97.128
VP Ultra® Fund-Class I – 1.40% series contract	125,704.638	4,908.558	13,783.629	116,829.567
VP Ultra® Fund-Class I – 1.10% series contract	2,607.862	0.000	20.599	2,587.263
VP Ultra® Fund-Class I – 0.95% series contract	1,606.648	12.913	648.373	971.188

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6) CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares – 1.40% series contract	32,710.287	1,881.808	6,939.699	27,652.396
MidCap Stock Portfolio-Service Shares – 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares – 0.95% series contract	2,764.570	17.968	177.162	2,605.376
Technology Growth Portfolio-Initial Shares – 1.50% series contract	72.695	0.000	0.281	72.414
Technology Growth Portfolio-Initial Shares – 1.40% series contract	316,227.275	3,535.850	28,923.821	290,839.304
Technology Growth Portfolio-Initial Shares – 1.10% series contract	153.792	0.000	11.096	142.696
Technology Growth Portfolio-Initial Shares – 0.95% series contract	1,401.862	0.000	421.685	980.177
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.50% series contract	3.372	0.000	0.128	3.244
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.40% series contract	977,740.861	17,821.683	86,367.624	909,194.920
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.25% series contract	1,595.452	0.000	473.136	1,122.316
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.10% series contract	6,550.186	42.820	144.472	6,448.534
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 0.95% series contract	4,507.267	2.639	1,270.559	3,239.347
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares – 1.40% series contract	199,691.845	740.775	20,402.642	180,029.978
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares – 1.10% series contract	2,053.338	0.000	46.282	2,007.056
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares – 0.95% series contract	2,493.505	0.001	981.917	1,511.589
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares – 1.40% series contract	166,241.261	1,715.422	24,798.696	143,157.987
Appreciation Portfolio-Initial Shares – 1.25% series contract	5,482.772	0.000	5,375.577	107.195
Appreciation Portfolio-Initial Shares – 1.10% series contract	431.975	0.000	23.989	407.986
Appreciation Portfolio-Initial Shares – 0.95% series contract	635.065	19.348	18.004	636.409
Government Money Market Portfolio – 1.40% series contract	1,764,657.999	274,438.822	568,939.688	1,470,157.133
Government Money Market Portfolio – 1.10% series contract	38,215.817	0.000	1,730.970	36,484.847
Government Money Market Portfolio – 0.95% series contract	51,400.319	0.000	3,152.043	48,248.276
Growth and Income Portfolio-Initial Shares – 1.40% series contract	87,443.199	817.025	12,293.154	75,967.070
Growth and Income Portfolio-Initial Shares – 1.10% series contract	299.504	0.000	32.638	266.866
Growth and Income Portfolio-Initial Shares – 0.95% series contract	52.444	0.000	2.330	50.114
Opportunistic Small Cap Portfolio-Initial Shares – 1.50% series contract	151.449	0.000	8.868	142.581
Opportunistic Small Cap Portfolio-Initial Shares – 1.40% series contract	157,348.087	1,614.322	12,358.361	146,604.048
Opportunistic Small Cap Portfolio-Initial Shares – 1.25% series contract	342.998	0.000	281.783	61.215
Opportunistic Small Cap Portfolio-Initial Shares – 1.10% series contract	103.859	0.000	3.173	100.686
Opportunistic Small Cap Portfolio-Initial Shares – 0.95% series contract	96.415	0.001	0.001	96.415
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio – 1.40% series contract	29,639.182	867.178	3,866.993	26,639.367
Calamos® Growth and Income Portfolio – 1.25% series contract	924.359	0.000	924.359	0.000
Calamos® Growth and Income Portfolio – 0.95% series contract	6,516.344	47.202	38.989	6,524.557
Davis Variable Account Fund, Inc.:
Davis Value Portfolio – 1.40% series contract	22,300.904	1,603.386	2,796.960	21,107.330
Davis Value Portfolio – 1.25% series contract	2,893.380	0.000	2,850.476	42.904
Davis Value Portfolio – 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio – 0.95% series contract	1,468.555	4.328	729.557	743.326
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A – 1.40% series contract	82,116.239	1,673.314	14,382.576	69,406.977
DWS Small Cap Index VIP-Class A – 1.10% series contract	307.398	0.000	42.288	265.110
DWS Small Cap Index VIP-Class A – 0.95% series contract	1,077.985	6.643	55.798	1,028.830
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 – 1.40% series contract	145,218.007	13,937.992	41,138.932	118,017.067
Templeton Foreign VIP Fund-Class 2 – 1.25% series contract	1,381.410	0.000	1,350.119	31.291
Templeton Foreign VIP Fund-Class 2 – 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 – 0.95% series contract	10,581.824	69.693	301.405	10,350.112
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 1.40% series contract	504,425.154	5,091.766	58,192.759	451,324.161
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 1.25% series contract	6,513.964	0.000	6,499.844	14.120
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 1.10% series contract	2,070.518	0.000	255.203	1,815.315
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 0.95% series contract	4,006.282	11.828	655.832	3,362.278
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 1.40% series contract	229,243.539	3,001.365	20,027.514	212,217.390
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 1.25% series contract	575.409	0.000	531.498	43.911
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 1.10% series contract	3,341.633	0.000	98.478	3,243.155
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 0.95% series contract	1,214.770	1.827	363.536	853.061
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.50% series contract	295.868	0.000	13.847	282.021
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.40% series contract	288,721.376	2,925.055	32,711.429	258,935.002
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.25% series contract	3,080.830	0.000	2,092.831	987.999
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.10% series contract	667.582	0.000	11.911	655.671
Janus Henderson VIT Forty Portfolio-Institutional Shares – 0.95% series contract	2,455.108	0.000	0.000	2,455.108
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 1.40% series contract	296,337.588	2,698.820	27,947.042	271,089.366
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 1.25% series contract	75.156	0.000	75.156	0.000
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 1.10% series contract	1,863.436	0.000	-0.000	1,863.436
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 0.95% series contract	13.356	0.000	0.000	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6) CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 1.40% series contract	269,935.493	3,460.811	33,717.196	239,679.108
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 1.25% series contract	4,372.745	0.000	3,627.816	744.929
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 1.10% series contract	4,783.227	58.194	85.540	4,755.881
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 0.95% series contract	4,684.731	7.624	1,119.864	3,572.491
Janus Henderson VIT Research Portfolio-Institutional Shares – 1.50% series contract	92.464	0.000	0.463	92.001
Janus Henderson VIT Research Portfolio-Institutional Shares – 1.40% series contract	281,795.706	1,291.949	20,867.222	262,220.433
Janus Henderson VIT Research Portfolio-Institutional Shares – 1.10% series contract	2,654.046	0.000	24.891	2,629.155
Janus Henderson VIT Research Portfolio-Institutional Shares – 0.95% series contract	277.317	-0.001	273.425	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I – 1.40% series contract	117,082.666	7,125.612	23,508.105	100,700.173
Core Plus Fixed Income Portfolio-Class I – 1.25% series contract	6,078.934	0.000	6,061.608	17.326
Core Plus Fixed Income Portfolio-Class I – 1.10% series contract	3,943.643	26.989	95.427	3,875.205
Core Plus Fixed Income Portfolio-Class I – 0.95% series contract	3,072.670	8.531	1,396.358	1,684.843
Discovery Portfolio-Class I – 1.50% series contract	71.883	0.000	0.140	71.743
Discovery Portfolio-Class I – 1.40% series contract	32,200.203	3,273.886	5,620.891	29,853.198
Discovery Portfolio-Class I – 1.10% series contract	68.185	0.000	24.095	44.090
Discovery Portfolio-Class I – 0.95% series contract	937.047	146.488	497.201	586.334
U.S. Real Estate Portfolio-Class I – 1.40% series contract	90,287.771	2,317.458	6,828.925	85,776.304
U.S. Real Estate Portfolio-Class I – 1.25% series contract	2,096.842	0.000	2,034.859	61.983
U.S. Real Estate Portfolio-Class I – 1.10% series contract	1,858.039	36.882	54.015	1,840.906
U.S. Real Estate Portfolio-Class I – 0.95% series contract	965.309	400.962	527.132	839.139
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class – 1.40% series contract	72,122.550	1,890.321	19,269.515	54,743.356
PIMCO Real Return Portfolio-Administrative Class – 1.25% series contract	377.555	0.000	377.555	0.000
PIMCO Real Return Portfolio-Administrative Class – 1.10% series contract	1,029.086	0.000	54.586	974.500
PIMCO Real Return Portfolio-Administrative Class – 0.95% series contract	5,135.338	9.444	525.760	4,619.022
PIMCO Total Return Portfolio-Administrative Class – 1.40% series contract	183,301.602	27,746.035	46,609.331	164,438.306
PIMCO Total Return Portfolio-Administrative Class – 1.25% series contract	6,488.830	0.000	6,425.928	62.902
PIMCO Total Return Portfolio-Administrative Class – 1.10% series contract	13,603.675	56.211	243.556	13,416.330
PIMCO Total Return Portfolio-Administrative Class – 0.95% series contract	15,332.777	97.402	843.405	14,586.774
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series – 1.50% series contract	42.674	0.000	42.674	0.000
Timothy Plan Conservative Growth Portfolio Variable Series – 1.40% series contract	30,903.534	438.177	3,295.799	28,045.912
Timothy Plan Strategic Growth Portfolio Variable Series – 1.50% series contract	45.425	0.000	45.425	0.000
Timothy Plan Strategic Growth Portfolio Variable Series – 1.40% series contract	33,522.333	231.387	4,961.300	28,792.420
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund – 1.40% series contract	29,254.896	643.748	2,222.648	27,675.996
Wilshire Global Allocation Fund – 1.25% series contract	2,122.229	0.000	2,122.229	0.000
Wilshire Global Allocation Fund – 1.10% series contract	1,066.210	0.000	0.000	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares – 1.40% series contract	118,829.442	1,323.637	13,991.063	106,162.016
Invesco V.I. American Value Fund-Series I Shares – 1.25% series contract	1,361.458	0.000	0.000	1,361.458
Invesco V.I. American Value Fund-Series I Shares – 1.10% series contract	447.468	0.000	20.387	427.081
Invesco V.I. American Value Fund-Series I Shares – 0.95% series contract	1,641.635	54.220	166.919	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.50% series contract	0.000	93.670	0.121	93.549
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.40% series contract	56,004.571	827.397	5,871.431	50,960.537
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.25% series contract	271.989	0.000	-0.000	271.989
Invesco V.I. Capital Appreciation Fund-Series I Shares – 1.10% series contract	1,002.501	4.843	0.000	1,007.344
Invesco V.I. Capital Appreciation Fund-Series I Shares – 0.95% series contract	1,529.869	11.868	55.655	1,486.082
Invesco V.I. Comstock Fund-Series I Shares – 1.50% series contract	264.849	0.000	10.632	254.217
Invesco V.I. Comstock Fund-Series I Shares – 1.40% series contract	235,337.613	1,577.292	39,519.930	197,394.975
Invesco V.I. Comstock Fund-Series I Shares – 1.25% series contract	1,450.736	0.000	1,213.228	237.508
Invesco V.I. Comstock Fund-Series I Shares – 1.10% series contract	4,401.924	2.145	334.403	4,069.666
Invesco V.I. Comstock Fund-Series I Shares – 0.95% series contract	5,675.700	151.686	268.681	5,558.705
Invesco V.I. Conservative Balanced Fund-Series I Shares – 1.40% series contract	58,373.302	928.044	6,365.596	52,935.750
Invesco V.I. Conservative Balanced Fund-Series I Shares – 1.25% series contract	394.900	0.000	-0.000	394.900
Invesco V.I. Conservative Balanced Fund-Series I Shares – 0.95% series contract	8,399.278	158.117	0.000	8,557.395
Invesco V.I. Core Equity Fund-Series I Shares – 1.40% series contract	161,662.904	2,817.144	20,850.447	143,629.601
Invesco V.I. Core Equity Fund-Series I Shares – 1.10% series contract	829.154	2.742	272.332	559.564
Invesco V.I. Core Equity Fund-Series I Shares – 0.95% series contract	2,095.400	26.370	733.497	1,388.273
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 1.40% series contract	693,010.596	5,378.880	82,671.115	615,718.361
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 1.25% series contract	6,724.166	0.000	3,419.223	3,304.943
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 1.10% series contract	9,817.909	19.414	532.938	9,304.385
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares – 0.95% series contract	6,665.382	310.320	488.502	6,487.200
Invesco V.I. Diversified Dividend Fund-Series I Shares – 1.40% series contract	58,925.183	2,599.153	13,480.277	48,044.059
Invesco V.I. Diversified Dividend Fund-Series I Shares – 1.25% series contract	2,359.598	0.000	12.841	2,346.757
Invesco V.I. Diversified Dividend Fund-Series I Shares – 1.10% series contract	855.120	4.125	23.831	835.414
Invesco V.I. Diversified Dividend Fund-Series I Shares – 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares – 1.40% series contract	91,562.870	10,530.609	13,604.208	88,489.271
Invesco V.I. Health Care Fund-Series I Shares – 1.25% series contract	692.581	0.000	23.476	669.105
Invesco V.I. Health Care Fund-Series I Shares – 1.10% series contract	135.581	0.000	0.735	134.846
Invesco V.I. Health Care Fund-Series I Shares – 0.95% series contract	321.858	4.171	112.762	213.267
Invesco V.I. High Yield Fund-Series I Shares – 1.40% series contract	43,405.743	1,559.854	5,751.994	39,213.603
Invesco V.I. High Yield Fund-Series I Shares – 1.25% series contract	1,975.815	0.000	0.000	1,975.815
Invesco V.I. High Yield Fund-Series I Shares – 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares – 0.95% series contract	1,401.910	47.277	585.844	863.343
Invesco V.I. Main Street Fund®-Series I Shares – 1.40% series contract	63,960.581	758.943	11,598.926	53,120.598
Invesco V.I. Main Street Fund®-Series I Shares – 1.25% series contract	2,608.868	0.000	2,565.988	42.880
Invesco V.I. Main Street Fund®-Series I Shares – 1.10% series contract	3,990.858	0.867	213.074	3,778.651
Invesco V.I. Main Street Fund®-Series I Shares – 0.95% series contract	2,563.271	15.518	174.015	2,404.774
Invesco V.I. Small Cap Equity Fund-Series I Shares – 1.40% series contract	67,968.290	2,497.285	10,809.657	59,655.918
Invesco V.I. Small Cap Equity Fund-Series I Shares – 1.25% series contract	1,135.480	0.000	0.000	1,135.480
Invesco V.I. Small Cap Equity Fund-Series I Shares – 1.10% series contract	473.531	0.000	5.613	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares – 0.95% series contract	1,888.894	6.155	377.855	1,517.194
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 1.40% series contract	51,763.409	1,676.600	9,222.416	44,217.593
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 1.25% series contract	1,325.323	0.000	0.000	1,325.323
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 1.10% series contract	92.137	0.000	1.693	90.444
Morningstar Balanced ETF Asset Allocation Portfolio-Class II – 0.95% series contract	2,947.272	15.863	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II – 1.40% series contract	22,528.267	1,084.700	3,977.003	19,635.964
Morningstar Conservative ETF Asset Allocation Portfolio-Class II – 1.25% series contract	1,478.901	0.000	0.000	1,478.901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II – 0.95% series contract	3,479.749	271.799	-0.001	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II – 1.40% series contract	105,274.845	2,580.717	27,361.848	80,493.714
Morningstar Growth ETF Asset Allocation Portfolio-Class II – 0.95% series contract	29,710.347	286.051	13,334.822	16,661.576
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II – 1.40% series contract	35,645.281	894.535	3,854.849	32,684.967
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II – 0.95% series contract	5,116.099	0.000	198.990	4,917.109
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I – 1.50% series contract	42.176	0.000	0.452	41.724
VP Capital Appreciation Fund-Class I – 1.40% series contract	335,200.364	2,972.764	37,305.134	300,867.994
VP Capital Appreciation Fund-Class I – 1.25% series contract	1,512.514	0.000	-0.000	1,512.514
VP Capital Appreciation Fund-Class I – 1.10% series contract	1,705.204	0.000	12.392	1,692.812
VP Capital Appreciation Fund-Class I – 0.95% series contract	1,804.653	8.884	15.387	1,798.150
VP Large Company Value Fund-Class I – 1.40% series contract	88,271.646	7,896.760	10,756.275	85,412.131
VP Large Company Value Fund-Class I – 1.25% series contract	9,789.919	0.000	4,959.614	4,830.305
VP Large Company Value Fund-Class I – 1.10% series contract	2,558.924	0.000	0.000	2,558.924
VP Large Company Value Fund-Class I – 0.95% series contract	4,331.277	1,259.004	1,277.301	4,312.980
VP Mid Cap Value Fund-Class I – 1.40% series contract	152,769.358	4,363.277	18,949.814	138,182.821
VP Mid Cap Value Fund-Class I – 1.25% series contract	5,243.037	0.000	0.000	5,243.037
VP Mid Cap Value Fund-Class I – 1.10% series contract	2,138.254	0.000	0.000	2,138.254
VP Mid Cap Value Fund-Class I – 0.95% series contract	5,005.819	139.521	1,021.883	4,123.457
VP Ultra® Fund-Class I – 1.50% series contract	28.158	69.917	0.402	97.673
VP Ultra® Fund-Class I – 1.40% series contract	141,555.156	3,388.442	19,238.960	125,704.638
VP Ultra® Fund-Class I – 1.10% series contract	3,620.038	0.000	1,012.176	2,607.862
VP Ultra® Fund-Class I – 0.95% series contract	1,928.317	585.138	906.807	1,606.648

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares – 1.40% series contract	38,334.347	669.071	6,293.131	32,710.287
MidCap Stock Portfolio-Service Shares – 1.25% series contract	2,801.262	0.000	2,801.262	0.000
MidCap Stock Portfolio-Service Shares – 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares – 0.95% series contract	3,585.306	59.950	880.686	2,764.570
Technology Growth Portfolio-Initial Shares – 1.50% series contract	15.959	56.929	0.193	72.695
Technology Growth Portfolio-Initial Shares – 1.40% series contract	347,958.162	3,126.221	34,857.108	316,227.275
Technology Growth Portfolio-Initial Shares – 1.25% series contract	1,246.267	0.000	1,246.267	0.000
Technology Growth Portfolio-Initial Shares – 1.10% series contract	159.886	0.000	6.094	153.792
Technology Growth Portfolio-Initial Shares – 0.95% series contract	1,149.544	358.743	106.425	1,401.862
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.50% series contract	3.481	0.000	0.109	3.372
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.40% series contract	1,100,980.409	9,076.213	132,315.761	977,740.861
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.25% series contract	2,657.003	0.000	1,061.551	1,595.452
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 1.10% series contract	7,603.208	0.000	1,053.022	6,550.186
BNY Mellon Stock Index Fund, Inc. – Initial Shares – 0.95% series contract	7,149.690	23.170	2,665.593	4,507.267
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares – 1.40% series contract	215,106.058	6,891.895	22,306.108	199,691.845
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares – 1.10% series contract	2,061.589	0.000	8.251	2,053.338
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares – 0.95% series contract	1,854.242	647.958	8.695	2,493.505
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares – 1.40% series contract	187,778.162	1,865.807	23,402.708	166,241.261
Appreciation Portfolio-Initial Shares – 1.25% series contract	6,232.858	0.000	750.086	5,482.772
Appreciation Portfolio-Initial Shares – 1.10% series contract	467.878	0.000	35.903	431.975
Appreciation Portfolio-Initial Shares – 0.95% series contract	718.822	8.776	92.533	635.065
Government Money Market Portfolio – 1.40% series contract	2,168,119.351	55,913.392	459,374.744	1,764,657.999
Government Money Market Portfolio – 1.10% series contract	37,361.788	854.495	0.466	38,215.817
Government Money Market Portfolio – 0.95% series contract	49,932.202	1,520.435	52.318	51,400.319
Growth and Income Portfolio-Initial Shares – 1.40% series contract	96,000.132	1,011.290	9,568.223	87,443.199
Growth and Income Portfolio-Initial Shares – 1.10% series contract	305.155	0.000	5.651	299.504
Growth and Income Portfolio-Initial Shares – 0.95% series contract	52.444	0.000	0.000	52.444
Opportunistic Small Cap Portfolio-Initial Shares – 1.50% series contract	157.784	0.000	6.335	151.449
Opportunistic Small Cap Portfolio-Initial Shares – 1.40% series contract	181,292.204	2,437.186	26,381.303	157,348.087
Opportunistic Small Cap Portfolio-Initial Shares – 1.25% series contract	361.165	0.000	18.167	342.998
Opportunistic Small Cap Portfolio-Initial Shares – 1.10% series contract	106.398	0.000	2.539	103.859
Opportunistic Small Cap Portfolio-Initial Shares – 0.95% series contract	4.014	92.401	0.000	96.415
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	42,995.195	320.942	13,676.955	29,639.182
Calamos® Growth and Income Portfolio – 1.25% series contract	924.359	0.000	0.000	924.359
Calamos® Growth and Income Portfolio - 0.95% series contract	7,448.854	182.383	1,114.893	6,516.344
Davis Variable Account Fund, Inc.:
Davis Value Portfolio – 1.40% series contract	32,799.853	811.013	11,309.962	22,300.904
Davis Value Portfolio – 1.25% series contract	2,893.380	0.000	0.000	2,893.380
Davis Value Portfolio – 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio – 0.95% series contract	1,530.317	9.978	71.740	1,468.555
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A – 1.40% series contract	89,083.913	4,335.569	11,303.243	82,116.239
DWS Small Cap Index VIP-Class A – 1.10% series contract	307.398	0.000	0.000	307.398
DWS Small Cap Index VIP-Class A – 0.95% series contract	1,201.544	32.093	155.652	1,077.985
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 – 1.40% series contract	140,443.926	16,350.876	11,576.795	145,218.007
Templeton Foreign VIP Fund-Class 2 – 1.25% series contract	1,381.410	0.000	0.000	1,381.410
Templeton Foreign VIP Fund-Class 2 – 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 – 0.95% series contract	12,959.287	310.854	2,688.317	10,581.824
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 1.40% series contract	579,226.701	4,980.039	79,781.586	504,425.154
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 1.25% series contract	7,237.555	0.000	723.591	6,513.964
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 1.10% series contract	2,762.553	1.712	693.747	2,070.518
Janus Henderson VIT Balanced Portfolio-Institutional Shares – 0.95% series contract	5,086.502	95.924	1,176.144	4,006.282
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 1.40% series contract	254,869.597	1,778.765	27,404.823	229,243.539
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 1.25% series contract	617.906	0.000	42.497	575.409
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 1.10% series contract	3,481.257	0.000	139.624	3,341.633
Janus Henderson VIT Enterprise Portfolio-Institutional Shares – 0.95% series contract	1,612.015	33.290	430.535	1,214.770
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.50% series contract	246.063	59.716	9.911	295.868
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.40% series contract	315,207.517	3,513.234	29,999.375	288,721.376
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.25% series contract	4,895.835	0.000	1,815.005	3,080.830
Janus Henderson VIT Forty Portfolio-Institutional Shares – 1.10% series contract	667.934	0.000	0.352	667.582
Janus Henderson VIT Forty Portfolio-Institutional Shares – 0.95% series contract	2,418.853	36.255	0.000	2,455.108
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 1.40% series contract	326,952.158	2,275.478	32,890.048	296,337.588
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 1.10% series contract	2,002.147	0.000	138.711	1,863.436
Janus Henderson VIT Global Research Portfolio-Institutional Shares – 0.95% series contract	13.356	0.000	0.000	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 1.40% series contract	301,435.057	4,093.215	35,592.779	269,935.493
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 1.25% series contract	4,372.745	0.000	0.000	4,372.745
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 1.10% series contract	4,937.382	38.523	192.678	4,783.227
Janus Henderson VIT Overseas Portfolio-Institutional Shares – 0.95% series contract	5,168.737	157.565	641.571	4,684.731
Janus Henderson VIT Research Portfolio-Institutional Shares – 1.50% series contract	22.428	70.374	0.338	92.464
Janus Henderson VIT Research Portfolio-Institutional Shares – 1.40% series contract	326,400.918	1,242.698	45,847.910	281,795.706
Janus Henderson VIT Research Portfolio-Institutional Shares – 1.10% series contract	2,654.046	0.000	-0.000	2,654.046
Janus Henderson VIT Research Portfolio-Institutional Shares – 0.95% series contract	282.681	1.027	6.391	277.317
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I – 1.40% series contract	134,790.798	9,265.416	26,973.548	117,082.666
Core Plus Fixed Income Portfolio-Class I – 1.25% series contract	13,771.207	0.000	7,692.273	6,078.934
Core Plus Fixed Income Portfolio-Class I – 1.10% series contract	3,918.388	172.015	146.760	3,943.643
Core Plus Fixed Income Portfolio-Class I – 0.95% series contract	3,683.022	177.637	787.989	3,072.670
Discovery Portfolio-Class I – 1.50% series contract	0.000	71.976	0.093	71.883
Discovery Portfolio-Class I – 1.40% series contract	44,246.653	5,427.413	17,473.863	32,200.203
Discovery Portfolio-Class I – 1.10% series contract	68.185	0.000	0.000	68.185
Discovery Portfolio-Class I – 0.95% series contract	921.520	32.388	16.861	937.047
U.S. Real Estate Portfolio-Class I – 1.40% series contract	99,069.880	3,728.607	12,510.716	90,287.771
U.S. Real Estate Portfolio-Class I – 1.25% series contract	2,230.549	0.000	133.707	2,096.842
U.S. Real Estate Portfolio-Class I – 1.10% series contract	1,954.495	3.456	99.912	1,858.039
U.S. Real Estate Portfolio-Class I – 0.95% series contract	1,256.911	20.641	312.243	965.309
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class – 1.40% series contract	80,617.833	2,319.527	10,814.810	72,122.550
PIMCO Real Return Portfolio-Administrative Class – 1.25% series contract	377.555	0.000	0.000	377.555
PIMCO Real Return Portfolio-Administrative Class – 1.10% series contract	1,493.949	0.000	464.863	1,029.086
PIMCO Real Return Portfolio-Administrative Class – 0.95% series contract	7,636.248	294.191	2,795.101	5,135.338
PIMCO Total Return Portfolio-Administrative Class – 1.40% series contract	213,664.379	11,471.680	41,834.457	183,301.602
PIMCO Total Return Portfolio-Administrative Class – 1.25% series contract	7,439.281	0.000	950.451	6,488.830
PIMCO Total Return Portfolio-Administrative Class – 1.10% series contract	13,111.101	524.827	32.253	13,603.675
PIMCO Total Return Portfolio-Administrative Class – 0.95% series contract	19,375.732	840.199	4,883.154	15,332.777
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series – 1.50% series contract	43.495	0.000	0.821	42.674
Timothy Plan Conservative Growth Portfolio Variable Series – 1.40% series contract	36,470.494	655.569	6,222.529	30,903.534
Timothy Plan Strategic Growth Portfolio Variable Series – 1.50% series contract	46.299	0.000	0.874	45.425
Timothy Plan Strategic Growth Portfolio Variable Series – 1.40% series contract	41,803.949	504.510	8,786.126	33,522.333
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund – 1.40% series contract	39,162.410	567.193	10,474.707	29,254.896
Wilshire Global Allocation Fund – 1.25% series contract	2,122.229	0.000	-0.000	2,122.229
Wilshire Global Allocation Fund – 1.10% series contract	1,157.293	0.000	91.083	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Periods Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	97	$55.161888	$61.906202	$5,379	0.70%	0.95%	1.40%	-3.97%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	51	28.295676	31.296096	1,465	0.00%	0.95%	1.50%	-31.82%	-31.44%
Invesco V.I. Comstock Fund-Series I Shares	187	25.540569	27.257697	4,852	1.63%	0.95%	1.50%	-0.39%	0.17%
Invesco V.I. Conservative Balanced Fund-Series I Shares	53	14.047478	15.254429	754	1.22%	0.95%	1.40%	-18.02%	-17.64%
Invesco V.I. Core Equity Fund-Series I Shares	131	23.131993	24.959187	3,021	0.86%	0.95%	1.40%	-21.66%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	570	11.546339	11.687760	6,584	0.00%	0.95%	1.40%	-31.95%	-31.64%
Invesco V.I. Diversified Dividend Fund-Series I Shares	49	23.648650	24.941126	1,149	1.83%	0.95%	1.40%	-3.05%	-2.61%
Invesco V.I. Health Care Fund-Series I Shares	86	31.987472	35.296933	2,741	0.00%	0.95%	1.40%	-14.53%	-14.14%
Invesco V.I. High Yield Fund-Series I Shares	34	19.532085	21.267076	659	3.83%	0.95%	1.40%	-10.82%	-10.41%
Invesco V.I. Main Street Fund®-Series I Shares	55	30.409629	33.022086	1,690	1.35%	0.95%	1.40%	-21.25%	-20.89%
Invesco V.I. Small Cap Equity Fund-Series I Shares	55	28.423582	30.865885	1,573	0.00%	0.95%	1.40%	-21.62%	-21.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36	14.668183	15.754246	535	1.73%	0.95%	1.40%	-14.10%	-13.71%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	23	11.667122	12.530946	267	1.34%	0.95%	1.40%	-13.05%	-12.65%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	79	15.760706	16.927666	1,265	1.36%	0.95%	1.40%	-14.46%	-14.07%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37	13.098784	14.068626	491	1.67%	0.95%	1.40%	-13.76%	-13.37%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	277	17.922925	18.812024	5,014	0.00%	0.95%	1.50%	-29.19%	-28.79%
VP Large Company Value Fund-Class I	85	25.775307	27.989824	2,201	2.02%	0.95%	1.40%	-1.65%	-1.21%
VP Mid Cap Value Fund-Class I	130	39.961798	43.394699	5,229	2.19%	0.95%	1.40%	-2.57%	-2.13%
VP Ultra® Fund-Class I	120	37.268293	41.219507	4,582	0.00%	0.95%	1.50%	-33.39%	-33.02%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	32	20.999399	22.554400	683	0.43%	0.95%	1.40%	-15.48%	-15.10%
Technology Growth Portfolio-Initial Shares	292	35.568841	39.340455	10,583	0.00%	0.95%	1.50%	-47.19%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	920	42.528319	48.967711	40,175	1.27%	0.95%	1.50%	-19.54%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	184	32.587961	36.571412	5,993	0.51%	0.95%	1.40%	-23.95%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	144	44.082205	49.469834	6,366	0.61%	0.95%	1.40%	-19.21%	-18.84%
Government Money Market Portfolio	1,555	1.077713	1.197106	1,684	1.15%	0.95%	1.40%	-0.15%	0.26%
Growth and Income Portfolio-Initial Shares	76	38.259607	42.936272	2,920	0.72%	0.95%	1.40%	-16.01%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	147	27.547032	31.718663	4,155	0.00%	0.95%	1.50%	-17.87%	-17.41%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	33	21.235450	22.807575	715	0.64%	0.95%	1.40%	-20.20%	-19.84%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	23	18.076030	19.414610	421	1.10%	0.95%	1.40%	-21.25%	-20.89%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	71	36.717468	40.878226	2,601	0.87%	0.95%	1.40%	-21.75%	-21.39%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	135	9.359527	10.052747	1,272	3.09%	0.95%	1.40%	-8.90%	-8.48%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	457	53.932573	60.524087	24,651	1.14%	0.95%	1.40%	-17.57%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	216	71.887489	80.675308	15,579	0.19%	0.95%	1.40%	-17.12%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	263	41.766629	47.626588	11,280	0.16%	0.95%	1.50%	-34.55%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	273	28.251596	31.705077	7,716	0.96%	0.95%	1.40%	-20.54%	-20.18%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	249	34.471528	38.685845	8,599	1.61%	0.95%	1.40%	-9.88%	-9.47%
Janus Henderson VIT Research Portfolio-Institutional Shares	265	37.245869	42.886020	10,133	0.14%	0.95%	1.50%	-30.94%	-30.56%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	106	18.793689	21.090930	2,007	3.94%	0.95%	1.40%	-15.53%	-15.14%
Discovery Portfolio-Class I	31	21.611129	23.584158	672	0.00%	0.95%	1.50%	-63.52%	-63.32%
U.S. Real Estate Portfolio-Class I	89	42.805228	48.038442	3,800	1.16%	0.95%	1.40%	-28.07%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	60	14.181160	15.399470	862	6.74%	0.95%	1.40%	-13.14%	-12.75%
PIMCO Total Return Portfolio-Administrative Class	193	14.548337	15.798160	2,830	2.67%	0.95%	1.40%	-15.51%	-15.12%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	28	15.527423	15.527423	435	0.78%	1.40%	1.40%	-13.89%	-13.89%
Timothy Plan Strategic Growth Portfolio Variable Series	29	15.990763	15.990763	460	0.93%	1.40%	1.40%	-14.17%	-14.17%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29	10.889807	11.025674	313	3.16%	1.10%	1.40%	-18.97%	-18.73%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*) Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Periods Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$25.945840	$27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Periods Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	153	$36.254761	$40.824605	$5,683	0.52%	0.95%	1.50%	-13.97%	-13.48%
Invesco V.I. Comstock Fund-Series I Shares	314	16.194564	16.902566	5,133	1.82%	0.95%	1.50%	-13.49%	-13.00%
Invesco V.I. Core Equity Fund-Series I Shares	245	16.423684	17.400960	4,021	0.93%	0.95%	1.40%	-10.67%	-10.26%
Invesco V.I. Diversified Dividend Fund-Series I Shares	73	17.086488	17.694944	1,242	2.29%	0.95%	1.40%	-8.88%	-8.46%
Invesco V.I. Health Care Fund-Series I Shares	124	22.923461	24.838260	2,847	0.00%	0.95%	1.40%	-0.52%	-0.06%
Invesco V.I. High Yield Fund-Series I Shares	64	18.665075	19.956034	1,200	4.19%	0.95%	1.40%	-4.71%	-4.28%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	471	15.580617	16.171720	7,388	0.00%	0.95%	1.50%	-7.01%	-6.48%
Invesco V.I. Small Cap Equity Fund-Series I Shares	97	19.505101	20.798573	1,890	0.00%	0.95%	1.40%	-16.28%	-15.89%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78	12.674882	13.367509	993	1.76%	0.95%	1.40%	-7.55%	-7.13%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	11.734388	12.375580	337	2.06%	0.95%	1.40%	-3.74%	-3.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	152	12.700056	13.394078	1,952	1.61%	0.95%	1.40%	-9.34%	-8.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	12.157657	12.822001	505	2.04%	0.95%	1.40%	-5.60%	-5.17%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	435	12.338171	12.664761	5,399	0.00%	0.95%	1.50%	-6.63%	-6.10%
VP Large Company Value Fund-Class I	126	17.173171	18.311934	2,181	1.87%	0.95%	1.40%	-9.34%	-8.92%
VP Mid Cap Value Fund-Class I	226	26.570689	28.332275	6,024	1.48%	0.95%	1.40%	-14.06%	-13.67%
VP Ultra® Fund-Class I	178	23.570529	25.495118	4,264	0.30%	0.95%	1.50%	-0.76%	-0.20%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	77	14.876206	15.689056	1,156	1.30%	0.95%	1.40%	-5.73%	-5.30%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55	13.865176	14.623023	769	0.84%	0.95%	1.40%	-14.82%	-14.43%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	119	28.584952	31.249433	3,396	1.02%	0.95%	1.40%	-12.48%	-12.08%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41	15.970724	16.843549	655	0.35%	0.95%	1.40%	-16.87%	-16.49%
Technology Growth Portfolio-Initial Shares	446	29.192911	31.576786	13,206	0.00%	0.95%	1.50%	-2.48%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,370	27.823684	31.330726	38,977	1.74%	0.95%	1.50%	-6.07%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	263	21.103706	23.255729	5,553	1.89%	0.95%	1.40%	-5.75%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	263	26.598771	29.310645	6,943	1.31%	0.95%	1.40%	-8.16%	-7.74%
Government Money Market Portfolio	2,219	1.085865	1.203909	2,457	1.16%	0.95%	1.50%	-0.21%	0.27%
Growth and Income Portfolio-Initial Shares	135	23.001631	25.901582	3,169	0.85%	0.95%	1.50%	-6.12%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	247	20.640727	23.242783	5,221	0.00%	0.95%	1.50%	-20.30%	-19.85%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	201	9.251479	9.757210	1,873	2.67%	0.95%	1.40%	-16.63%	-16.25%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	775	40.673841	45.799674	32,174	2.20%	0.95%	1.50%	-0.84%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	327	47.845738	52.724921	15,650	0.28%	0.95%	1.40%	-1.82%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	432	28.416904	31.689713	12,531	1.27%	0.95%	1.50%	0.44%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	395	20.273096	22.340396	8,011	1.20%	0.95%	1.40%	-8.18%	-7.76%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	424	23.784192	26.209840	10,084	1.85%	0.95%	1.40%	-16.14%	-15.76%
Janus Henderson VIT Research Portfolio-Institutional Shares	414	26.029918	29.311157	11,024	0.59%	0.95%	1.50%	-4.05%	-3.51%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	183	19.065415	21.468063	3,564	2.55%	0.95%	1.50%	-2.15%	-1.60%
Mid-Cap Growth Portfolio-Class I	60	19.951868	21.042312	1,197	0.00%	0.95%	1.40%	9.09%	9.59%
U.S. Real Estate Portfolio-Class I	133	44.907529	49.487207	5,994	2.71%	0.95%	1.40%	-9.01%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	81	19.320824	20.601844	1,578	0.35%	0.95%	1.40%	-7.06%	-6.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	73	11.970792	12.764588	874	2.00%	0.95%	1.40%	-6.66%	-6.23%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	93	20.982936	22.374093	1,972	1.25%	0.95%	1.40%	-9.18%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	147	13.312089	14.194678	1,961	2.51%	0.95%	1.40%	-3.59%	-3.14%
PIMCO Total Return Portfolio-Administrative Class	274	15.449792	16.474050	4,286	2.59%	0.95%	1.40%	-1.94%	-1.49%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	42	13.689058	13.921897	590	0.97%	1.40%	1.50%	-10.14%	-10.05%
Timothy Plan Strategic Growth Portfolio Variable Series	50	12.988867	13.209699	663	1.00%	1.40%	1.50%	-13.23%	-13.14%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund (*)	65	9.458526	9.460738	615	0.00%	1.10%	1.40%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*) Period from December 6, 2018 (commencement of operations) to December 31, 2018.